Schedule of short- term loans (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Short term loans	$ 2,579,175	$ 10,990,604
Bank Loans [member]
IfrsStatementLineItems [Line Items]
Bank loans	$ 376,766	$ 2,125,367
Borrowings interest rate	2.22%	2.20%
Collateral	Restricted demand deposit Restricted time deposit	Restricted demand deposit Restricted time deposit Guarantee / Third-party Collateral
Bank Loans [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	2.15%	2.22%
Bank Loans [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	6.71%	5.19%
Other Loans [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate		10.80%
Collateral	Guaranteed	Guarantee deposit
Other loans	$ 1,961,428	$ 616,185
Other Loans [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	3.095%
Other Loans [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	6.775%
Other loans from related party [member]
IfrsStatementLineItems [Line Items]
Bank loans		$ 8,200,000
Borrowings interest rate		0.50%
Collateral	Guarantee deposit	none
Other loans from a related party	$ 240,981	$ 8,249,052
Other loans from related party [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	7.57%
Other loans from related party [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	9.46%